ASSET RETIREMENT OBLIGATIONS (Details) - Asset Retirement Obligations Inputs (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Asset Retirement Obligations Inputs [Abstract]
Cost estimate for reclamation work at today's cost (in Dollars)	$ 173,141	$ 172,914
Estimated life of mine (years)	50 years	50 years
Risk adjusted rate (borrowing rate)	9.90%	9.90%
Estimated inflation rate	2.20%	2.20%